Note 10 - Share-based Compensation - Summary of Restricted Stock Awards (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Outstanding (in shares)	8,750	8,750
Outstanding (in dollars per share)	$ 3.93	$ 3.93
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period
Awarded (in dollars per share)
Released (in shares)	(8,750)
Released (in dollars per share)	$ 3.93
Outstanding (in shares)		8,750
Unvested (in dollars per share)		$ 3.93